CECL (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, past due	SFr 0	SFr 0
Other financial assets held at amortized cost, total	1,765	1,042
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, past due	0	0
Other financial assets held at amortized cost, total	SFr 1,765	SFr 1,042